5. EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Equipment

	Estimated Useful Lives	September 30, 2014	December 31, 2013
Office equipment	5 years	$50,496	$26,354
Mining and other equipment	5 - 7 years	131,218	131,218
Less: accumulated depreciation		(65,212)	(44,040)

		$116,502	$113,532

	Estimated Useful Lives	December 31, 2013	December 31, 2012
Office equipment	5 years	$26,354	$26,354
Mining and other equipment	5 - 7 years	131,218	85,355
Less: accumulated depreciation		(44,040)	(23,319)

		$113,532	$88,390